Derivatives (Summary of Fair Values of Non-Trading Derivative Instruments Categorized by Hedging Relationships) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	$ 78,061	$ 87,382
Derivative financial liabilities	68,368	71,640
Derivatives held or issued for non-trading purposes [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	10,090	10,605
Derivative financial liabilities	5,315	8,347
Derivatives held or issued for non-trading purposes [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	2,029	4,140
Derivative financial liabilities	2,808	6,247
Derivatives held or issued for non-trading purposes [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	7,115	5,917
Derivative financial liabilities	1,038	1,622
Derivatives held or issued for non-trading purposes [member] | Credit Derivative Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1	1
Derivative financial liabilities	107	45
Derivatives held or issued for non-trading purposes [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	945	547
Derivative financial liabilities	1,362	433
Derivatives in qualifying hedging relationships [member] | Derivatives held or issued for non-trading purposes [member] | Fair value hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	932	2,049
Derivative financial liabilities	309	1,195
Derivatives in qualifying hedging relationships [member] | Derivatives held or issued for non-trading purposes [member] | Fair value hedges [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	932	2,049
Derivative financial liabilities	309	1,195
Derivatives in qualifying hedging relationships [member] | Derivatives held or issued for non-trading purposes [member] | Fair value hedges [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Derivatives in qualifying hedging relationships [member] | Derivatives held or issued for non-trading purposes [member] | Fair value hedges [member] | Credit Derivative Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Derivatives in qualifying hedging relationships [member] | Derivatives held or issued for non-trading purposes [member] | Fair value hedges [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Derivatives in qualifying hedging relationships [member] | Derivatives held or issued for non-trading purposes [member] | Cash flow hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	7,405	6,221
Derivative financial liabilities	2,268	4,416
Derivatives in qualifying hedging relationships [member] | Derivatives held or issued for non-trading purposes [member] | Cash flow hedges [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	123	33
Derivative financial liabilities	1,290	2,629
Derivatives in qualifying hedging relationships [member] | Derivatives held or issued for non-trading purposes [member] | Cash flow hedges [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	6,945	5,754
Derivative financial liabilities	846	1,597
Derivatives in qualifying hedging relationships [member] | Derivatives held or issued for non-trading purposes [member] | Cash flow hedges [member] | Credit Derivative Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Derivatives in qualifying hedging relationships [member] | Derivatives held or issued for non-trading purposes [member] | Cash flow hedges [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	337	434
Derivative financial liabilities	132	190
Derivatives in qualifying hedging relationships [member] | Derivatives held or issued for non-trading purposes [member] | Net investment hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Derivatives in qualifying hedging relationships [member] | Derivatives held or issued for non-trading purposes [member] | Net investment hedges [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Derivatives in qualifying hedging relationships [member] | Derivatives held or issued for non-trading purposes [member] | Net investment hedges [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Derivatives in qualifying hedging relationships [member] | Derivatives held or issued for non-trading purposes [member] | Net investment hedges [member] | Credit Derivative Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Derivatives in qualifying hedging relationships [member] | Derivatives held or issued for non-trading purposes [member] | Net investment hedges [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Derivatives not in qualifying hedging relationships [member] | Derivatives held or issued for non-trading purposes [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,753	2,335
Derivative financial liabilities	2,738	2,736
Derivatives not in qualifying hedging relationships [member] | Derivatives held or issued for non-trading purposes [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	974	2,058
Derivative financial liabilities	1,209	2,423
Derivatives not in qualifying hedging relationships [member] | Derivatives held or issued for non-trading purposes [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	170	163
Derivative financial liabilities	192	25
Derivatives not in qualifying hedging relationships [member] | Derivatives held or issued for non-trading purposes [member] | Credit Derivative Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1	1
Derivative financial liabilities	107	45
Derivatives not in qualifying hedging relationships [member] | Derivatives held or issued for non-trading purposes [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	608	113
Derivative financial liabilities	$ 1,230	$ 243